                           BNY Hamilton Funds, Inc.

                       Supplement dated August 20, 2008
                                      To
          BNY Hamilton Money Market Funds Prospectus--Classic Shares
          BNY Hamilton Money Market Funds Prospectus--Premier Shares
          BNY Hamilton Money Market Funds Prospectus--Hamilton Shares
           BNY Hamilton Money Market Funds Prospectus--Agency Shares
       BNY Hamilton Money Market Funds Prospectus--Institutional Shares
              BNY Hamilton Funds Prospectus--Institutional Shares
       BNY Hamilton Equity Funds Prospectus--Class A and Investor Shares
    BNY Hamilton Fixed Income Funds Prospectus--Class A and Investor Shares
                           each dated April 25, 2008

   Each of the foregoing prospectuses (the "April 25 Prospectuses") included disclosure regarding proposed transactions pursuant to which certain BNY Hamilton Funds would be reorganized into existing or newly-created mutual funds managed by either The Dreyfus Corporation ("Dreyfus") or BNY Mellon Fund Advisers, a division of Dreyfus. Both Dreyfus and BNY Mellon Fund Advisers are affiliates of The Bank of New York Mellon, the investment adviser to BNY Hamilton Funds.

   The various proposed reorganizations are as follows:

           BNY Hamilton Fund                             Dreyfus/BNY Mellon Fund
Core Bond Fund                            BNY Mellon Bond Fund
Enhanced Income Fund                      Dreyfus Enhanced Income Fund
Global Real Estate Securities Fund        Dreyfus Premier Global Real Estate Securities Fund
High Yield Fund                           Dreyfus Premier Limited Term High Yield Fund
Intermediate Government Fund              BNY Mellon Intermediate U.S. Government Fund
Intermediate New York Tax-Exempt Fund     BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Intermediate Tax-Exempt Fund              BNY Mellon National Intermediate Municipal Bond Fund
International Equity Fund                 BNY Mellon International Appreciation Fund
Large Cap Equity Fund                     Dreyfus Premier Large Cap Equity Fund
Large Cap Growth Fund                     Dreyfus Premier Large Cap Growth Fund
Large Cap Value Fund                      Dreyfus Premier Large Cap Value Fund
Money Fund                                Dreyfus Institutional Reserves Money Fund
New York AMT-Free Money Fund              Dreyfus New York AMT-Free Municipal Cash Management
S&P 500 Index Fund                        Dreyfus BASIC S&P 500 Stock Index Fund
Small Cap Core Equity Fund                BNY Mellon Small Cap Stock Fund
Small Cap Growth Fund                     BNY Mellon Small Cap Stock Fund
Treasury Money Fund                       Dreyfus Institutional Reserves Treasury Fund
U.S. Bond Market Index Fund               Dreyfus Bond Market Index Fund
U.S. Government Money Fund                Dreyfus Institutional Reserves Government Fund
100% U.S. Treasury Securities Money Fund  Dreyfus Institutional Reserves Treasury Prime Fund

   The April 25 Prospectuses noted that each of the foregoing proposed reorganizations had been approved by the Board of Directors of the BNY Hamilton Funds but that they were subject to shareholder approval as well. On July 16, 2008 and August 7, 2008, shareholder meetings were called to order for each of the foregoing 20 funds.

   For each of the Funds, there was a necessary quorum of shareholders to hold a meeting and vote on the proposed reorganizations. For each of these Funds, the proposed reorganization was adopted by shareholders, and it is expected that the reorganizations will be consummated in September 2008.